Intangible Assets and Goodwill - Estimated annual amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
2026		$ 22,689
2027		3,981
Intangible assets	$ 419,260	$ 26,670	$ 74,961